CONVERTIBLE BONDS PAYABLE - Convertible Bonds due 2025, 2029, 2030 & 2032 (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands						12 Months Ended
	Jun. 01, 2025 USD ($)	May 30, 2025 USD ($) D $ / shares shares	Jan. 20, 2023 USD ($) $ / shares	Mar. 08, 2022 USD ($) $ / shares	Jun. 05, 2018 USD ($) $ / shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 01, 2023 USD ($)
CONVERTIBLE BONDS PAYABLE
Accrued interests | ¥						¥ 111,683					¥ 125,090
Convertible bonds repaid | ¥						575	¥ 2,128,311
Debt issuance costs | ¥						¥ 207,452					¥ 139,016
Convertible Bonds due 2025
CONVERTIBLE BONDS PAYABLE
Effective interest rate										2.03%	2.03%
Principal amount					$ 300,000					$ 80
Interest per annum (as a percent)					2.00%
Denominations for repurchase of Notes					$ 1
Convertible bonds repaid	$ 80
Redeemable under a tax redemption (as a percent)					100.00%
Debt issuance costs					$ 8,948
Principal amount converted								$ 10
Debt instrument, repurchased face amount												$ 299,910
Convertible Bonds due 2025 | ADS
CONVERTIBLE BONDS PAYABLE
Principal amount					$ 1
Basis of issuance of shares for debt conversion (per ADS) | $ / shares					$ 51.58
Conversion rate					19.3865
Convertible Bonds due 2025 | Additional paid-in capital
CONVERTIBLE BONDS PAYABLE
Conversion of convertible bonds | ¥									¥ 65
Convertible Bonds due 2029
CONVERTIBLE BONDS PAYABLE
Effective interest rate						0.38%				0.38%	0.38%
Principal amount				$ 620,000
Interest per annum (as a percent)				0.25%
Denominations for repurchase of Notes				$ 200
Integral multiple for repurchase of notes				$ 1
Redeemable under a tax redemption (as a percent)				100.00%
Threshold percentage of VWAP for ADS on conversion price for forced conversion				150.00%
Number of trading days considered for calculation of VWAP				20 days
Number of consecutive trading days for calculation of VWAP				30 days
Threshold period of each consecutive trading days considered for calculation of VWAP				5 days
Minimum value of ordinary shares on the Hong Kong Stock Exchange for forced conversion				$ 70,000
Debt issuance costs				$ 3,950		¥ 6,634					¥ 12,480
Convertible Bonds due 2029 | ADS
CONVERTIBLE BONDS PAYABLE
Basis of issuance of shares for debt conversion (per ADS) | $ / shares				$ 50
Conversion rate				20
Convertible Bonds due 2030
CONVERTIBLE BONDS PAYABLE
Effective interest rate						4.87%				4.87%	4.87%
Principal amount			$ 580,000
Interest per annum (as a percent)			4.50%
Denominations for repurchase of Notes			$ 200
Integral multiple for repurchase of notes			$ 1
Redeemable under a tax redemption (as a percent)			100.00%
Threshold percentage of VWAP for ADS on conversion price for forced conversion			200.00%
Number of trading days considered for calculation of VWAP			20 days
Number of consecutive trading days for calculation of VWAP			30 days
Threshold period of each consecutive trading days considered for calculation of VWAP			5 days
Minimum value of ordinary shares on the Hong Kong Stock Exchange for forced conversion			$ 30,000
Debt issuance costs			$ 7,934			¥ 25,078					¥ 37,016
Convertible Bonds due 2030 | ADS
CONVERTIBLE BONDS PAYABLE
Basis of issuance of shares for debt conversion (per ADS) | $ / shares			$ 24.5
Conversion rate			40.8163
Convertible Bonds due 2032
CONVERTIBLE BONDS PAYABLE
Effective interest rate						3.28%
Principal amount		$ 550,000
Interest per annum (as a percent)		2.25%
Denominations for repurchase of Notes		$ 1
Integral multiple for repurchase of notes		$ 1
Redeemable under a tax redemption (as a percent)		100.00%
Debt instrument threshold percentage of principal amount outstanding for early redemption		10.00%
Debt instrument cleanup redemption price percentage		100.00%
Debt instrument threshold scheduled trading day for optional redemption | D		40
Debt instrument conversion obligation number of business days after consecutive trading day period | D		5
Debt Instrument, Conversion Obligation, Period Of Consecutive Trading Days | D		10
Debt instrument threshold scheduled trading day for change in default settlement method | D		55
Debt instrument number of consecutive trading days for cash settlement | D		40
Debt instrument daily conversion value determination percentage		2.50%
Debt instrument optional redemption price percentage		100.00%
Debt instrument divisible factor daily measurement value		40
Debt instrument conversion obligation threshold percentage for trading price condition		98.00%
Settlement in cash, threshold consecutive trading days | D		90
Debt issuance costs		$ 20,452				¥ 124,317
Own share lending arrangement collateral		$ 5,145
Issuance costs associated with share-lending arrangement | ¥						31,274
Own-share lending arrangement interest expense | ¥						¥ 4,948
Debt instrument convertible threshold percentage of stock price trigger		130.00%
Trading days | D		20
Consecutive trading day period | D		30
Convertible Bonds due 2032 | ADS
CONVERTIBLE BONDS PAYABLE
Basis of issuance of shares for debt conversion (per ADS) | $ / shares		$ 33.08
Own-share lending arrangement processing fee per share | $ / shares		$ 0.0004
Conversion rate		30.2343
Own share lending arrangement shares issued | shares		6,000,000
Outstanding number of Loaned ADSs | shares						6,000,000
Loaned ADSs fair value | ¥						¥ 1,471,831
Convertible bonds
CONVERTIBLE BONDS PAYABLE
Accrued interests | ¥						¥ 87,348					¥ 81,668